UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2015

MFS® INVESTMENT GRADE MUNICIPAL TRUST

CXH-SEM

MFS® INVESTMENT GRADE MUNICIPAL TRUST

New York Stock Exchange Symbol: CXH

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic conditions were sluggish in early 2015. U.S. growth decelerated sharply, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady deceleration in China’s pace of growth and a struggling Japanese economy.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions,

China’s economic growth rate has continued to decelerate to multi-decade lows, and Chinese equity markets are showing signs of strain.

In Puerto Rico, concerns about the island nation’s ability to pay its outstanding debt obligations resurfaced, which weighed on municipal bond markets.

The U.S. Federal Reserve has remained accommodative in the face of global headwinds and low inflation.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)(j)

Top ten industries (i)
Universities – Colleges	24.8%
Healthcare Revenue – Hospitals	22.5%
Water & Sewer Utility Revenue	12.5%
Miscellaneous Revenue – Other	6.5%
Transportation – Special Tax	6.3%
Airport Revenue	5.1%
Utilities – Municipal Owned	5.0%
Sales & Excise Tax Revenue	4.9%
Tobacco	4.9%
General Obligations – General Purpose	4.8%

Composition including fixed income credit quality (a)(i)
AAA	21.9%
AA	29.7%
A	46.8%
BBB	27.2%
BB	4.8%
B	5.2%
CC	0.3%
Not Rated (j)	8.0%
Cash & Other	(43.9)%

Portfolio facts (i)
Average Duration (d)	12.4
Average Effective Maturity (m)	18.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. This calculation is based on net assets applicable to common shares as of 5/31/15.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (1.2)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity. This calculation is based on gross assets, which consists of net assets applicable to common shares plus the value of preferred shares, as of 5/31/15.

From time to time Cash & Other may be negative due to the aggregate liquidation value of auction rate preferred shares and variable rate municipal term preferred shares, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets applicable to common shares as of 5/31/15.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Michael Dawson	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1998.

Geoffrey Schechter	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 143.0%
Issuer	Shares/Par	Value ($)
Alabama - 1.1%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$55,000	$60,598
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	355,000	385,693
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/25	5,000	3,106
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	95,000	56,037
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	135,000	65,386
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	190,000	63,950
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	365,000	115,099
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	10,000	10,133
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	20,000	20,979
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	25,000	26,889
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	30,000	32,902
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	35,000	39,012
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	45,000	50,243
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	140,000	152,124
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/34	275,000	315,543

		$1,397,694
Arizona - 1.8%
Arizona Transportation Board Highway Rev., “B”, 5%, 7/01/31 (Prerefunded 7/01/18)	$1,000,000	$1,116,170
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/35	35,000	35,497
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/45	50,000	49,921

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/35	$70,000	$69,821
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/45	80,000	78,651
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/32	795,000	889,049

		$2,239,109
Arkansas - 0.9%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$30,000	$32,535
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	50,000	54,436
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/35	40,000	43,380
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	730,000	788,451
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	120,000	129,116

		$1,047,918
California - 16.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	$130,000	$74,766
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	235,000	129,074
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	470,000	247,521
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,000,000	1,134,470
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/38	350,000	389,925
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	135,000	149,739
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/36	75,000	91,224
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	535,000	598,280
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	195,000	223,817
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	535,000	633,130
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,050,000	1,083,212

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	$75,000	$77,333
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	109,485
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	70,000	81,038
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	135,000	145,430
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 1/01/22	305,000	318,167
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	335,000	344,702
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/38	1,220,000	1,360,934
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,135,000	1,292,617
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	40,000	43,120
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	100,000	105,593
California State University Rev., “A”, 5%, 11/01/37	805,000	885,556
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	25,246	0
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 8/15/38	360,000	397,984
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	500,000	513,770
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	105,000	112,631
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	220,000	241,197
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	195,000	227,723
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/30	85,000	95,666
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	50,000	52,612
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	210,000	245,540
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	210,000	245,914

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	$65,000	$70,376
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	35,000	38,348
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	95,000	106,991
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/01/23, 5.875% to 8/01/28	140,000	117,793
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	245,000	269,446
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	970,000	1,063,731
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/39	345,000	395,912
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	335,000	393,963
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/40	835,000	921,423
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	1,000,000	1,170,430
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	25,000	27,122
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	710,000	786,708
State of California, 4%, 9/01/26	725,000	783,058
State of California, 5.25%, 10/01/28	270,000	313,783
State of California, 5.25%, 9/01/30	645,000	743,472
State of California, 5%, 5/01/44	230,000	257,547
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/41	85,000	98,259
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 8/01/24	250,000	293,378
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	125,000	136,549

		$19,640,459
Colorado - 2.8%
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/40	$230,000	$253,322
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	40,000	42,432
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	75,000	81,252
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/31	145,000	161,153
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	150,000	158,340
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	90,000	99,351

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/44	$380,000	$418,699
Colorado Housing & Finance Authority, “A”, 5.5%, 11/01/29	95,000	98,183
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/30	560,000	656,998
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	480,000	546,115
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	245,000	256,108
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	95,000	101,932
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	425,000	563,809

		$3,437,694
Connecticut - 1.3%
Mohegan Tribal Finance Authority Economic Development Bonds, 7%, 2/01/45	$180,000	$174,305
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/28	405,000	463,822
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/29	405,000	463,689
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/30	385,000	440,217

		$1,542,033
District of Columbia - 1.7%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	$500,000	$508,085
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/18, 5% to 4/01/40	1,430,000	1,310,080
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/43	105,000	121,587
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/33	40,000	46,714
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	20,000	20,030
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/35	20,000	19,848
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/39	10,000	9,951

		$2,036,295

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 5.4%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	$80,000	$82,200
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	35,000	36,063
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	60,000	62,357
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	340,000	135,990
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	320,000	353,725
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/29	105,000	114,857
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/30	105,000	114,039
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/26	115,000	129,880
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	50,000	56,157
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	125,000	131,675
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	175,000	190,684
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	150,000	161,963
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	215,000	231,267
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/40	865,000	926,233
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 4/01/28	125,000	129,845
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Miami Children’s Hospital), “A”, 6.125%, 8/01/42	195,000	224,792
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/35	180,000	199,174
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	175,000	228,585
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	250,000	267,748
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 5/01/35	380,000	357,162
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	105,000	115,695
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	155,000	171,058
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	400,000	445,112

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	$20,000	$22,201
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	20,000	21,744
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	40,000	43,273
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	120,000	129,181
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 10/01/25	1,000,000	1,180,200
Tampa, FL (University of Tampa Project), 5%, 4/01/40	170,000	183,707
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	480,000	180,854

		$6,627,421
Georgia - 3.6%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$75,000	$82,384
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	75,000	82,037
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	290,000	347,182
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	125,000	155,250
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/28	125,000	146,169
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/29	120,000	138,949
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/30	75,000	86,885
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	15,000	17,330
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/41	340,000	384,214
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/26	320,000	364,342
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/27	215,000	243,709
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	525,000	601,582
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/26	120,000	141,366
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	250,000	290,045
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/26	225,000	261,632
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	150,000	170,336
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	15,000	16,473
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/54	320,000	363,814

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	$100,000	$105,956
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	100,000	105,367
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	320,000	328,822

		$4,433,844
Hawaii - 1.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	$115,000	$145,966
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	410,000	470,947
State of Hawaii, “DZ”, 5%, 12/01/31	180,000	205,826
State of Hawaii, Highway Rev., “A”, 5%, 1/01/30	305,000	343,741
State of Hawaii, Highway Rev., “A”, 5%, 1/01/31	120,000	134,783
State of Hawaii, Highway Rev., “A”, 5%, 1/01/32	80,000	89,601

		$1,390,864
Illinois - 10.4%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	$250,000	$248,935
Chicago, IL, “A”, AGM, 5%, 1/01/22	35,000	35,132
Chicago, IL, “A”, AGM, 5%, 1/01/25	35,000	35,299
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	45,000	45,068
Chicago, IL, “A”, AGM, 5%, 1/01/34	155,000	154,992
Chicago, IL, Board of Education, AGM, 5%, 12/01/35	305,000	306,623
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/29	855,000	961,473
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	70,000	78,745
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	35,000	39,373
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	145,000	162,127
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	650,000	734,474
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	155,000	166,645
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	310,000	331,455
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	60,000	63,870
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/40	410,000	431,423

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 3/01/16	$40,000	$40,508
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	160,000	162,114
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	125,000	126,915
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	380,000	423,966
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/25 (Prerefunded 5/15/19)	15,000	17,757
Illinois Finance Authority Rev. (Presence Health Obligated Group), Unrefunded, 6.125%, 5/15/25	445,000	500,002
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	400,000	487,540
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	565,000	663,304
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	545,000	587,739
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	395,000	482,500
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/35	315,000	337,352
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	500,000	502,885
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/35	1,000,000	1,133,050
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	390,000	449,389
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	150,000	174,300
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,145,000	1,351,730
Illinois Toll Highway Authority Rev., “B”, 5%, 1/01/32	1,000,000	1,110,410
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	177,000	179,967
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	130,000	137,766

		$12,664,828
Indiana - 3.3%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	$190,000	$210,725
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	40,000	42,537
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	100,000	103,746

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	$350,000	$368,043
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	365,000	382,286
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/29	1,000,000	1,137,570
Indiana Health & Educational Facility Authority, Hospital Rev. (Community Foundation), 5.5%, 3/01/37 (Prerefunded 3/01/17)	365,000	395,339
Indiana Health & Educational Facility Authority, Hospital Rev. (Community Foundation), 5.5%, 3/01/37	340,000	357,700
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	525,000	620,277
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	210,000	243,783
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	110,000	133,828

		$3,995,834
Iowa - 0.7%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$135,000	$145,267
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	115,000	122,472
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	125,000	134,900
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	130,000	140,334
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	15,000	16,099
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	230,000	246,765

		$805,837
Kansas - 0.2%
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	$195,000	$214,703

Kentucky - 2.1%
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	$255,000	$279,942
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	85,000	94,087
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	440,000	499,008
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/30	1,000,000	1,149,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	$385,000	$397,243
University of Kentucky, General Receipts, “A”, 5%, 4/01/36	110,000	125,225

		$2,544,755
Louisiana - 1.8%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	$470,000	$549,261
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	240,000	238,375
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	290,000	313,792
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	240,000	259,546
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	100,000	107,566
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	185,000	208,736
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	480,000	523,363

		$2,200,639
Maryland - 0.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39 (Prerefunded 7/01/19)	$175,000	$212,935
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	190,000	211,113
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 7/01/42	265,000	277,050

		$701,098
Massachusetts - 6.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$285,000	$323,563
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/38	1,000,000	1,123,610
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/29	350,000	438,099
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	190,000	216,613
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 1/01/24	250,000	250,165

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/43	$40,000	$43,855
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	100,000	108,307
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/43	1,000,000	1,124,330
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	205,000	210,215
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	175,000	180,343
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	70,000	81,991
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	165,000	164,995
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	110,000	109,228
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	240,000	253,034
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/29	330,000	361,004
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	135,000	138,507
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 7/01/29	370,000	371,554
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	415,000	481,612
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/39	125,000	133,314
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	40,000	43,604
Massachusetts Port Authority Rev., “A”, 5%, 7/01/37	35,000	38,385
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	720,000	821,218
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/29	600,000	751,734

		$7,769,280
Michigan - 2.5%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	$460,000	$491,657
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	25,000	26,256

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	$30,000	$31,358
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	115,000	123,592
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	55,000	59,212
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/44	175,000	183,064
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/44	135,000	138,559
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/33	220,000	237,488
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	750,000	830,115
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/39	545,000	584,894
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	230,000	282,132

		$2,988,327
Minnesota - 0.3%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	$40,211	$40,256
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (HealthPartners Obligated Group), 5.25%, 5/15/23	325,000	340,200

		$380,456
Mississippi - 1.6%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	$840,000	$845,023
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/40	90,000	115,289
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	105,000	117,868
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	110,000	124,831
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	295,000	335,996
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	190,000	212,536
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	65,000	73,262
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	85,000	85,059

		$1,909,864

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 0.5%
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	$55,000	$61,172
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	205,000	229,418
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 7/15/18	300,000	278,730

		$569,320
National - 0.7%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/52 (n)	$500,000	$570,275
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16 (z)	227,741	227,565

		$797,840
Nebraska - 0.6%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/40	$645,000	$751,425

Nevada - 0.7%
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/29	$755,000	$863,305

New Hampshire - 0.4%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$445,000	$498,431

New Jersey - 5.3%
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$500,000	$502,715
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	225,000	244,904
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	40,000	46,162
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	40,000	44,370
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	115,000	127,383
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/39	70,000	76,205
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/42	35,000	37,890
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	105,000	110,341

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	$260,000	$282,838
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	40,000	44,747
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	35,000	39,666
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	460,000	570,317
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	1,440,000	1,441,915
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	1,850,000	1,413,141
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	1,835,000	1,402,234
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	30,000	7,202

		$6,392,030
New Mexico - 0.4%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$400,000	$443,148

New York - 25.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$200,000	$231,684
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	140,000	149,159
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/25	130,000	147,034
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/26	95,000	106,540
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/28	20,000	22,169
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	350,000	399,539
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,725,000	2,031,050
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/29	55,000	61,071
New York Dormitory Authority Rev. (Columbia University), 5%, 7/01/38 (u)	15,000,000	16,473,300
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	165,000	189,445
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	100,000	113,511

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority, State Sales Tax Rev., “A”, 5%, 3/15/44	$560,000	$629,401
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 6/15/25	200,000	235,132
New York Environmental Facilities, “C”, 5%, 5/15/41	255,000	281,474
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	380,000	387,744
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	215,000	232,286
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	435,000	493,851
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/31	200,000	225,838
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/44	500,000	550,065
New York Power Authority Rev., “ A”, 5%, 11/15/38	1,000,000	1,116,040
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/31	1,000,000	1,132,840
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/34	1,610,000	1,811,636
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	1,000,000	1,102,890
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	85,000	94,324
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	175,000	180,945
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	195,000	228,368
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	225,000	263,502
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/29	1,125,000	678,251
Utility Debt Securitization Authority Restructuring Rev., NY, “E”, 5%, 12/15/41	1,500,000	1,701,630

		$31,270,719
North Carolina - 2.3%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	$355,236	$360,881
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	15,000	16,246
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	20,000	20,910

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	$25,000	$25,885
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	5,000	5,026
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/36	2,000,000	2,222,320
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	105,000	117,728

		$2,768,996
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), B”, 4%, 1/01/36	$130,000	$141,475

Ohio - 3.2%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/45	$285,000	$302,790
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	105,000	119,855
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	95,000	109,348
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 8/15/43	265,000	294,738
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	85,000	88,412
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	55,000	56,735
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	85,000	87,262
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/35	395,000	431,968
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	555,000	604,412
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	10,000	10,751
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	60,000	60,907
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	75,000	75,564
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	90,000	94,273

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	$35,000	$39,626
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	275,000	275,160
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 12/15/21	1,000,000	1,238,720

		$3,890,521
Oklahoma - 1.4%
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 7/01/29	$600,000	$658,518
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	55,000	58,144
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	535,000	612,516
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	140,000	150,462
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	170,000	183,993

		$1,663,633
Oregon - 0.4%
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	$350,000	$356,370
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	20,000	22,020
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	95,000	103,039

		$481,429
Pennsylvania - 6.4%
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	$35,000	$37,205
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	140,000	152,957
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	105,000	112,133
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	570,000	652,730
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/29	80,000	87,839
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	35,000	36,745

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	$20,000	$20,905
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	25,000	27,036
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	35,000	37,134
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/49	200,000	223,576
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	900,000	999,270
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/36	940,000	350,517
Luzerne County, PA, AGM, 6.75%, 11/01/23	350,000	417,904
Montgomery County, PA Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/36	655,000	695,112
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	90,000	91,122
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	35,000	40,032
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	85,000	92,947
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	775,000	839,488
Pennsylvania Economic Development Financing Authority, Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	125,000	126,248
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	260,000	289,942
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/42	200,000	210,154
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	65,000	70,150
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	180,000	189,608
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	140,000	148,371
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	100,000	112,969
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	105,000	120,124

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 1/01/36	$1,000,000	$1,090,640
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	460,000	466,210
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	30,000	31,703
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	60,000	62,310

		$7,833,081
Puerto Rico - 0.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	$5,000	$5,250
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	25,000	25,497
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	10,000	10,278
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	10,000	10,354
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	10,000	10,208
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	50,000	51,129
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	20,000	20,173
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	320,000	302,672
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	35,000	35,181
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	25,000	25,005
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	10,000	9,431
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	40,000	38,912
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	50,000	47,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	$80,000	$72,025
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	30,000	25,951
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	45,000	37,760

		$727,726
Rhode Island - 0.8%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	$855,000	$1,005,232

South Carolina - 2.4%
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/38	$1,000,000	$1,125,960
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 12/01/30	350,000	356,272
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 12/01/30	350,000	358,250
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	215,000	237,730
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	515,000	569,446
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/36	260,000	289,388

		$2,937,046
South Dakota - 0.2%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$230,000	$253,212

Tennessee - 5.3%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$820,000	$895,465
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/38	1,000,000	1,116,510
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/36	1,000,000	1,118,210
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/26	1,365,000	1,422,644

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	$135,000	$140,512
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/17	180,000	195,053
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	205,000	235,151
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/23	300,000	347,121
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	610,000	712,285
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	185,000	209,542

		$6,392,493
Texas - 14.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$95,000	$99,987
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	190,000	198,449
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	155,000	161,907
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	90,000	92,579
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/33	165,000	175,920
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	590,000	630,380
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	330,000	349,226
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	100,000	115,148
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	70,000	80,851
Conroe, TX, Independent School District, Unlimited Tax School Building and Refunding, PSF, 5%, 2/15/39	155,000	175,427
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/38	335,000	353,345
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	750,000	818,693
Dallas County, TX, Flood Control District, 7.25%, 4/01/32	500,000	501,555
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	465,000	519,670
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/39	315,000	358,823
Frenship, TX, Independent School District, AGM, 5%, 2/15/33	1,000,000	1,073,400
Frenship, TX, Independent School District, PSF, 5%, 2/15/44	1,000,000	1,125,330
Frisco, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 8/15/23	1,170,000	1,420,509

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.026%, 10/01/29 (Put Date 3/01/17)	$200,000	$203,196
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	250,000	250,448
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	490,000	539,715
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	90,000	99,722
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	20,000	22,026
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	40,000	44,018
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	70,000	20,324
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	175,000	38,966
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	160,000	182,803
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	100,000	105,399
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/20	110,000	118,187
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	140,000	153,632
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	275,000	277,112
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	150,000	178,530
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	385,000	479,009
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	45,000	48,677
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 11/01/28	2,000,000	2,333,960
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	25,000	27,016
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	30,000	31,842
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	65,000	68,243

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	$150,000	$161,360
North Texas Tollway Authority Rev., 6%, 1/01/38	620,000	723,360
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,000,000	1,137,940
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/36	115,000	118,792
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	40,000	43,458
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	315,000	342,736
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	500,000	494,520
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	60,000	62,636
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	35,000	36,512
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	135,000	147,201
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	115,000	141,869
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	95,000	114,730
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	175,000	202,381
Waco Education Finance Corp. Rev. (Baylor University), 5%, 3/01/43	675,000	735,838

		$17,937,357
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$160,000	$181,341

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$10,000	$11,474
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	15,000	16,578
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	195,000	198,091

		$226,143

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 0.4%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$165,000	$171,506
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	275,000	298,642

		$470,148
Washington - 3.4%
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	$535,000	$572,129
Snohomish County, WA, Public Hospital District No.3, 5%, 12/01/31	505,000	539,284
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South Projects), GNMA, 5.05%, 11/20/37	1,040,000	1,040,031
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36 (Prerefunded 8/01/18)	695,000	805,359
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	570,000	612,739
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	225,000	245,097
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	320,000	320,150

		$4,134,789
West Virginia - 0.3%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	$30,000	$32,913
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	85,000	92,957
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	285,000	297,794

		$423,664
Wisconsin - 0.6%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	$185,000	$209,435
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	55,000	61,669
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39 (Prerefunded 2/15/19)	100,000	119,330
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/30	25,000	25,368
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	30,000	29,794

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	$40,000	$40,282
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	110,000	121,694
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	95,000	105,449
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	60,000	63,347

		$776,368
Total Municipal Bonds (Identified Cost, $161,176,540)		$173,799,824

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.06%, due 6/01/15, at Cost and Value	$300,000	$300,000
Total Investments (Identified Cost, $161,476,540)		$174,099,824

Other Assets, Less Liabilities - (3.1)%		(3,785,544)
ARPS, at liquidation value (issued by the fund) - (0.7)%		(825,000)
VMTPS, at liquidation value (issued by the fund) - (39.4)%		(47,925,000)
Net assets applicable to common shares - 100.0%		$121,564,280

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,194,393 representing 1.0% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16	8/27/93	$228,364	$227,565
% of Net assets applicable to common shares			0.2%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 5/31/15

Futures Contracts at 5/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	9	$1,400,625	September - 2015	$(14,092)

At May 31, 2015, the fund had cash collateral of $30,600 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $161,476,540)	$174,099,824
Cash	1,849,239
Deposits with brokers	30,600
Receivables for
Investments sold	891,318
Interest	2,598,996
Deferred VMTPS offering costs	38,313
Other assets	14,565
Total assets	$179,522,855
Liabilities
Payables for
Distributions on common shares	$20,212
Distributions on ARPS	29
Daily variation margin on open futures contracts	7,313
Investments purchased	1,508,101
Interest expense and fees	71,768
Payable to the holders of the floating rate certificates from trust assets	7,516,500
Payable to affiliates
Investment adviser	12,119
Transfer agent and dividend disbursing costs	601
Payable for independent Trustees’ compensation	170
Accrued expenses and other liabilities	71,762
VMTPS, at liquidation value	47,925,000
Total liabilities	$57,133,575
ARPS, at liquidation value	$825,000
Net assets applicable to common shares	$121,564,280
Net assets consist of
Paid-in capital - common shares	$128,626,748
Unrealized appreciation (depreciation) on investments	12,609,192
Accumulated net realized gain (loss) on investments	(20,208,498)
Undistributed net investment income	536,838
Net assets applicable to common shares	$121,564,280
ARPS, at liquidation value (33 shares of Series M issued and outstanding at $25,000 per share)	$825,000
VMTPS, at liquidation value (1,917 shares of Series 2016/9 issued and outstanding at $25,000 per share)	47,925,000
Total preferred shares	$48,750,000
Net assets including preferred shares	$170,314,280
Common shares of beneficial interest issued and outstanding	11,586,957
Net asset value per common share (net assets of $121,564,280 / 11,586,957 shares of beneficial interest outstanding)	$10.49

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$4,194,912
Expenses
Management fee	$558,661
Transfer agent and dividend disbursing costs	8,338
Administrative services fee	18,500
Independent Trustees’ compensation	8,414
Stock exchange fee	11,831
ARPS service fee	618
Custodian fee	8,834
Shareholder communications	12,765
Audit and tax fees	41,903
Legal fees	2,032
Amortization of VMTPS offering costs	14,867
Interest expense and fees	330,486
Miscellaneous	36,674
Total expenses	$1,053,923
Fees paid indirectly	(1,397)
Reduction of expenses by investment adviser	(17,190)
Net expenses	$1,035,336
Net investment income	$3,159,576
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$194,582
Futures contracts	(2,807)
Net realized gain (loss) on investments	$191,775
Change in unrealized appreciation (depreciation)
Investments	$(1,361,898)
Futures contracts	(14,092)
Net unrealized gain (loss) on investments	$(1,375,990)
Net realized and unrealized gain (loss) on investments	$(1,184,215)
Distributions declared to shareholders of ARPS	$(529)
Change in net assets from operations	$1,974,832

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/15 (unaudited)	Year ended 11/30/14
From operations
Net investment income	$3,159,576	$6,387,845
Net realized gain (loss) on investments	191,775	431,120
Net unrealized gain (loss) on investments	(1,375,990)	10,444,664
Distributions declared to shareholders of ARPS	(529)	(877)
Change in net assets from operations	$1,974,832	$17,262,752
Distributions declared to common shareholders
From net investment income	$(2,943,087)	$(6,129,501)
Total change in net assets	$(968,255)	$11,133,251
Net assets applicable to common shares
At beginning of period	122,532,535	111,399,284
At end of period (including undistributed net investment income of $536,838 and $320,878, respectively)	$121,564,280	$122,532,535

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/15 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$1,974,832
Distributions to shareholders of ARPS	529
Change in net assets from operations excluding distributions declared to shareholders of ARPS	$1,975,361
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(14,082,891)
Proceeds from disposition of investment securities	14,505,071
Payments for futures contracts	(2,807)
Realized gain/loss on investments	(194,582)
Realized gain/loss on futures contracts	2,807
Unrealized appreciation/depreciation on investments	1,361,898
Net amortization/accretion of income	(38,124)
Amortization of VMTPS offering costs	14,867
Decrease in interest receivable	69,488
Decrease in accrued expenses and other liabilities	(29,770)
Increase in payable for daily variation margin on open futures contracts	7,313
Increase in deposits with brokers	(30,600)
Increase in other assets	(14,488)
Increase in payable for interest expense and fees	2,939
Net cash provided by operating activities	$3,546,482
Cash flows from financing activities:
Cash distributions paid on common shares	(2,943,618)
Cash distributions paid on ARPS	(515)
Net cash used by financing activities	$(2,944,133)
Net increase in cash	$602,349
Cash:
Beginning of period	$1,246,890
End of period	$1,849,239

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2015 for interest was $327,547.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
Common Shares			2014		2013		2012	2011	2010

Net asset value, beginning of period	$10.58		$9.61		$10.96		$9.48	$9.40	$9.35
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.55		$0.57		$0.61	$0.67	$0.68
Net realized and unrealized gain (loss) on investments	(0.11)		0.95		(1.37)		1.30	0.07	0.04
Distributions declared to shareholders of ARPS	(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	(0.01)	(0.01)	(0.02)
Total from investment operations	$0.16		$1.50		$(0.80)		$1.90	$0.73	$0.70
Less distributions declared to common shareholders
From net investment income	$(0.25)		$(0.53)		$(0.55)		$(0.63)	$(0.65)	$(0.65)
Net increase resulting from tender and repurchase of ARPS	$—		$—		$—		$0.21	$—	$—
Net asset value, end of period (x)	$10.49		$10.58		$9.61		$10.96	$9.48	$9.40
Market value, end of period	$9.21		$9.27		$8.30		$11.03	$9.43	$9.21
Total return at market value (%) (p)	2.06	(n)	18.34		(20.20)		24.28	9.99	8.54
Total return at net asset value (%) (j)(r)(s)(x)	1.85	(n)	16.65		(7.02)		22.84 (y)	8.34	7.58
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.71	(a)	1.77		1.79		1.46	1.33	1.32
Expenses after expense reductions (f)(p)	1.68	(a)	1.74		1.76		1.43	1.30	1.29
Net investment income (p)	5.13	(a)	5.42		5.53		5.94	7.21	7.05
Portfolio turnover	8	(n)	15		19		14	30	7
Net assets at end of period (000 omitted)	$121,564		$122,533		$111,399		$126,973	$109,445	$108,455

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
			2014	2013	2012	2011	2010

Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.14	(a)	1.18	1.17	1.16	1.25	1.24
Ratio of expenses to average net assets applicable to common shares, ARPS, and VMTPS after expense reductions and excluding interest expense and fees (f)(l)(p)	0.82	(a)	0.83	0.83	0.82	0.86	0.86
Net investment income available to common shares	5.12	(a)	5.42	5.53	5.86	7.06	6.87
Senior Securities:
ARPS	33		33	33	33	1,950	1,950
VMTPS	1,917		1,917	1,917	1,917	—	—
Total preferred shares outstanding	1,950		1,950	1,950	1,950	1,950	1,950
Asset coverage per preferred share (k)	$87,341		$87,837	$82,128	$90,114	$81,125	$80,618
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of ARPS and VMTPS) from the fund’s total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets and interest expense paid to shareholders of VMTPS. For the year ended November 30, 2012, the expense ratio also excludes fees and expenses related to the tender and repurchase of a portion of the fund’s ARPS.
(m)	Amount excludes accrued unpaid distributions on ARPS and accrued interest on VMTPS.
(n)	Not annualized.
(p)	Ratio excludes dividend payments on ARPS.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s ARPS and VMTPS.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Included in the total return at net asset value for the year ended November 30, 2012 is the impact of the tender and repurchase by the fund of a portion of its ARPS at 95% of the ARPS’ per share liquidation preference. Had this transaction not occurred, the total return at net asset value for the year ended November 30, 2012 would have been lower by 1.87%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Investment Grade Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

In April 2015, FASB issued Accounting Standards Update 2015-03, Interest – Imputation of Interest (Topic 835-30) – Simplifying the Presentation of Debt Issuance Costs

Notes to Financial Statements (unaudited) – continued

(“ASU 2015-03”). For entities that issue debt which is carried at an amount other than fair value, ASU 2015-03 changes the accounting for debt issuance costs. Although still evaluating the potential impacts of ASU 2015-03, management expects that the effects of the fund’s adoption will be limited to the reclassification of any unamortized debt issuance costs on the fund’s Statement of Assets and Liabilities and the modification of related accounting policy financial statement disclosures. ASU 2015-03 will first be effective for annual reporting periods beginning after December 15, 2015, and interim periods within those annual periods.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination

Notes to Financial Statements (unaudited) – continued

of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$173,799,824	$—	$173,799,824
Short Term Securities	—	300,000	—	300,000
Total Investments	$—	$174,099,824	$—	$174,099,824

Other Financial Instruments
Futures Contracts	$(14,092)	$—	$—	$(14,092)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(14,092)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(2,807)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(14,092)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement

Notes to Financial Statements (unaudited) – continued

and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and

Notes to Financial Statements (unaudited) – continued

amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At May 31, 2015, the fund’s payable to the holders of the floating rate certificates from trust assets was $7,516,500 and the interest rate on the floating rate certificates issued by the trust was 0.10%. For the six months ended May 31, 2015, the average payable to the holders of the floating rate certificates from trust assets was $7,517,400 at a weighted average interest rate of 0.05%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended May 31, 2015, interest expense and fees related to self-deposited inverse floaters amounted to $20,104 and is included in “Interest expense and fees” in the Statement of Operations. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, secured borrowings, and non-deductible expenses that result from the treatment of VMTPS as equity for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/14
Ordinary income (including any short-term capital gains)	$60,402
Tax-exempt income	6,697,238
Total distributions	$6,757,640

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/15
Cost of investments	$152,726,796
Gross appreciation	14,725,202
Gross depreciation	(868,674)
Net unrealized appreciation (depreciation)	$13,856,528

As of 11/30/14
Undistributed ordinary income	27,946
Undistributed tax-exempt income	565,419
Capital loss carryforwards	(21,507,652)
Post-October capital loss deferral	(595)
Other temporary differences	(272,487)
Net unrealized appreciation (depreciation)	15,093,156

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/15	$(6,758,340)
11/30/16	(6,501,801)
11/30/17	(5,772,221)
11/30/18	(2,208,465)
11/30/19	(266,825)
Total	$(21,507,652)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

The investment adviser has agreed in writing to reduce its management fee to 0.63% of average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2016. For the six months ended May 31, 2015, this management fee reduction amounted to $17,190, which is included in the reduction

Notes to Financial Statements (unaudited) – continued

of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 0.63% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments) other than the auction rate preferred shares service fees, such that total fund operating expenses do not exceed 0.89% annually of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2016. For the six months ended May 31, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2015, these fees paid to MFSC amounted to $2,066.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). The administrative services fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 0.0215% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2015, the fee paid by the fund under this agreement was $218 and is included in “Miscellaneous” expense in the

Notes to Financial Statements (unaudited) – continued

Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

(4) Portfolio Securities

For the six months ended May 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $13,192,099 and $14,103,207, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2015 and the year ended November 30, 2014, the fund did not repurchase any shares. There were no other transactions in fund shares for the six months ended May 31, 2015 and the year ended November 30, 2014.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2015, the fund’s commitment fee and interest expense were $211 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Preferred Shares

The fund has 33 shares issued and outstanding of Auction Rate Preferred Shares (ARPS), series M. Dividends are cumulative at a rate that is reset every seven days for the series through an auction process. If the ARPS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on ARPS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on ARPS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for ARPS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2015, the ARPS dividend rates ranged from 0.09% to 0.21% for series M. For

Notes to Financial Statements (unaudited) – continued

the six months ended May 31, 2015, the average dividend rate was 0.13% for series M. These developments with respect to ARPS do not affect the management or investment policies of the fund. However, one implication of these auction failures for common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future common share earnings may be lower than they otherwise would have been.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the ARPS. The service fee is equivalent to 0.25% of the applicable ARPS liquidation value while the ARPS auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The outstanding ARPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The ARPS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied.

In addition to ARPS, the fund has 1,917 shares issued and outstanding of Variable Rate Municipal Term Preferred Shares (VMTPS), series 2016/9. The outstanding VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The VMTPS are subject to a mandatory term redemption date of September 30, 2016 unless extended through negotiation with the private investors. There is no assurance that the term of the VMTPS will be extended or that the VMTPS will be replaced with any other preferred shares or other form of leverage upon the redemption of the VMTPS. Six months prior to the term redemption date of the VMTPS, the fund is required to begin to segregate liquid assets with the fund’s custodian to fund the redemption. Dividends on the VMTPS are cumulative and are set weekly to a fixed spread against the Securities Industry and Financial Markets Association Municipal Swap Index. During the six months ended May 31, 2015, the VMTPS dividend rates ranged from 1.27% to 1.36%. For the six months ended May 31, 2015, the average dividend rate was 1.29%.

In the fund’s Statement of Assets and Liabilities, the VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2015, interest expense related to VMTPS amounted to $310,382 and is included in “Interest expense and fees” in the Statement of Operations. Costs directly related to the issuance of the VMTPS are considered debt issuance costs which have been deferred and are being amortized into expense over the life of the VMTPS. The period-end carrying value for the VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value which approximates its fair value and its fair value would be considered level 2 under the fair value hierarchy.

Under the terms of a purchase agreement between the fund and the investor in VMTPS, there are investment-related requirements that are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies. In addition, the fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the ARPS and

Notes to Financial Statements (unaudited) – continued

the VMTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the fund by the Investment Company Act of 1940 (the “1940 Act”). Such restrictions may limit the investment flexibility that might otherwise be pursued by the fund if the VMTPS were not outstanding.

The fund is required to maintain certain asset coverage with respect to the ARPS and VMTPS as defined in the fund’s governing documents and the 1940 Act and, as such, is not permitted to declare common share dividends unless the fund’s ARPS and VMTPS have a minimum asset coverage ratio of 200% after declaration of the common share dividends. With respect to the payment of dividends and as to the distribution of assets of the fund, ARPS and VMTPS rank on parity with each other, and are both senior in priority to the fund’s outstanding common shares. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, including ARPS and VMTPS, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. Changes in the value of the fund’s portfolio will be borne entirely by the common shareholders. It is possible that the fund will be required to sell assets at a time when it may be disadvantageous to do so in order to redeem preferred shares to comply with asset coverage or other restrictions including those imposed by the rating agencies that rate the preferred shares. There is no assurance that the fund’s leveraging strategy will be successful.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Investment Grade Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Investment Grade Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2015, and the related statements of operations, changes in net assets and cash flows and the financial highlights for the six-month period ended May 31, 2015. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2014 and the financial highlights for each of the five years in the period ended November 30, 2014, and in our report dated January 15, 2015, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 16, 2015

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CXH

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Investment Grade Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/14-12/31/14	0	N/A	0	1,158,695
1/01/15-1/31/15	0	N/A	0	1,158,695
2/01/15-2/28/15	0	N/A	0	1,158,695
3/01/15-3/31/15	0	N/A	0	1,158,695
4/01/15-4/30/15	0	N/A	0	1,158,695
5/01/15-5/31/15	0	N/A	0	1,158,695

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2015 plan year is 1,158,695.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.